Cover	Aug. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2024
Entity File Number	000-56221
Entity Registrant Name	Zentrum Holdings, Inc.
Entity Central Index Key	0001818152
Entity Tax Identification Number	32-0620813
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false